Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade and Other Receivables

	2020 $m	2019 $m
Current
Trade receivables	2,757	2,682
Amounts receivable in respect of construction contracts (i)	951	1,027
Total trade receivables, gross	3,708	3,709
Loss allowance	(140)	(133)
Total trade receivables, net	3,568	3,576
Amounts receivable from equity accounted investments	32	9
Prepayments and other receivables (ii)	486	646
Total	4,086	4,231

Non-current
Other receivables (ii)	325	356

Summary Of Unbilled Revenue And Retentions Explanatory

	Unbilled revenue		Retentions
	2020 $m	2019 $m	2020 $m	2019 $m
At 1 January	278	281	206	192
Translation adjustment	7	5	3	4
Additional contract balances recognised	238	354	130	158
Invoiced in the period	(226)	(362)	-	-
Received from customers	-	-	(137)	(144)
Disposals	-	-	-	(4)
At 31 December	297	278	202	206

Summary of Expected Credit Loss Allowance for Receivables
The movements in the expected credit loss allowance for receivables during the financial year were as follows:

	2020 $m	2019 $m	2018 $m
At 1 January	133	153	157
Reclassified from held for sale	-	-	7
Translation adjustment	5	(1)	(6)
Disposed of during year	(4)	(34)	(4)
Written off during year	(23)	(29)	(35)
Arising on acquisition (note 32)	-	1	6
Net remeasurement of expected credit loss allowance	29	43	28
At 31 December	140	133	153

Summary of Gross Carrying Value Trade Receivables and Loss Allowance by Segment	The following table sets out the gross carrying value of trade receivables and expected credit loss allowance by segment:

	Trade receivables, gross			Expected credit loss allowance
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Americas Materials	1,475	1,520	1,514	34	31	22
Europe Materials	1,403	1,379	1,337	83	78	74
Building Products (i)	830	810	1,316	23	24	57
Total Group	3,708	3,709	4,167	140	133	153

Summary of Information About Building Products Segment By Geographic Location
(i)	Analysis of Building Products segment by geographic location:

	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Americas	676	662	648	17	18	17
Europe	154	148	668	6	6	40
Total	830	810	1,316	23	24	57

Schedule of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date
Aged analysis
The aged analysis of net trade receivables and amounts receivable in respect of construction contracts at the balance sheet date was as follows:

	Americas Materials	Europe Materials	Building Products	Total	Americas Materials	Europe Materials	Building Products	Total
	2020 $m	2020 $m	2020 $m	2020 $m	2019 $m	2019 $m	2019 $m	2019 $m
Not past due	956	958	523	2,437	909	969	526	2,404
Past due:
- less than 60 days	396	310	198	904	441	270	154	865
- 60 days or greater but less than 120 days	65	32	59	156	92	42	75	209
- 120 days or greater	24	20	27	71	47	20	31	98
Total trade receivables, net	1,441	1,320	807	3,568	1,489	1,301	786	3,576